Cover	Oct. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Entity File Number	000-24970
Entity Registrant Name	GLOBAL ACQUISITIONS CORPORATION
Entity Central Index Key	0000930245
Entity Tax Identification Number	88-0203976
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1120 N. Town Center Dr #160
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	(702)
Local Phone Number	317-7302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false